Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt
6. Debt

The Predecessor Millrose Business’s intercompany debt at December 31, 2024 and December 31, 2023 was $24.2 million and $32.6 million, respectively, with the interest rate of 0.0% and various maturity dates through 2028.